UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (97.1%)(a)
			Shares	Value

Aerospace and defense (5.4%)

Bombardier, Inc. Class B (Canada)			568,229	$1,149,174

General Dynamics Corp.			38,700	5,314,284

Honeywell International, Inc.			119,800	12,090,216

Northrop Grumman Corp.			50,800	7,825,232

Raytheon Co.			11,600	1,206,400

United Technologies Corp.			54,500	6,199,375

				33,784,681
Airlines (1.1%)

American Airlines Group, Inc.			47,200	2,279,052

Spirit Airlines, Inc.(NON)			65,500	4,484,785

				6,763,837
Auto components (0.3%)

Toyota Industries Corp. (Japan)			27,600	1,563,536

				1,563,536
Automobiles (0.4%)

Yamaha Motor Co., Ltd. (Japan)			97,500	2,289,685

				2,289,685
Banks (1.1%)

Bank of America Corp.			214,500	3,416,985

PacWest Bancorp			83,400	3,761,340

				7,178,325
Beverages (1.0%)

PepsiCo, Inc.			63,600	6,049,632

				6,049,632
Biotechnology (6.2%)

Alkermes PLC(NON)			20,700	1,146,159

Biogen, Inc.(NON)			26,500	9,909,145

Celgene Corp.(NON)			111,086	12,003,953

Gilead Sciences, Inc.(NON)			141,826	14,254,931

Neuralstem, Inc.(NON)(S)			357,740	604,581

Vertex Pharmaceuticals, Inc.(NON)			9,404	1,159,325

				39,078,094
Building products (0.9%)

Assa Abloy AB Class B (Sweden)			42,370	2,449,262

Fortune Brands Home & Security, Inc.			67,300	3,001,580

				5,450,842
Capital markets (1.8%)

Charles Schwab Corp. (The)			186,700	5,694,350

Goldman Sachs Group, Inc. (The)			22,600	4,439,092

KKR & Co. LP			62,200	1,400,122

				11,533,564
Chemicals (4.1%)

Axalta Coating Systems, Ltd.(NON)			107,309	3,292,240

Axiall Corp.			64,500	2,631,600

Dow Chemical Co. (The)			55,500	2,830,500

E.I. du Pont de Nemours & Co.			49,400	3,616,080

Huntsman Corp.			114,200	2,632,310

Monsanto Co.			57,500	6,552,700

Symrise AG (Germany)			63,591	3,885,637

				25,441,067
Commercial services and supplies (0.8%)

Tyco International PLC			127,488	5,020,477

				5,020,477
Communications equipment (0.3%)

QUALCOMM, Inc.			26,948	1,832,464

				1,832,464
Consumer finance (0.4%)

American Express Co.			34,900	2,703,005

				2,703,005
Containers and packaging (0.3%)

Packaging Corp. of America			29,200	2,020,348

				2,020,348
Diversified financial services (0.7%)

Capitol Acquisition Corp. II(NON)			169,100	1,875,319

CME Group, Inc.			25,300	2,300,023

				4,175,342
Electronic equipment, instruments, and components (0.8%)

Anixter International, Inc.(NON)			34,945	2,467,117

Corning, Inc.			133,500	2,794,155

				5,261,272
Energy equipment and services (1.6%)

Baker Hughes, Inc.			53,300	3,648,918

Schlumberger, Ltd.			57,800	5,468,458

Weatherford International PLC(NON)			73,900	1,075,245

				10,192,621
Food and staples retail (2.5%)

Costco Wholesale Corp.			40,600	5,807,830

CVS Health Corp.			56,200	5,580,098

Walgreens Boots Alliance, Inc.			48,500	4,022,105

				15,410,033
Food products (0.9%)

Keurig Green Mountain, Inc.			23,700	2,757,969

Mead Johnson Nutrition Co.			29,926	2,870,502

				5,628,471
Health-care equipment and supplies (3.9%)

Becton Dickinson and Co.			27,300	3,845,751

Boston Scientific Corp.(NON)			381,000	6,789,420

C.R. Bard, Inc.			29,000	4,830,820

Cooper Cos., Inc. (The)			18,400	3,276,488

GenMark Diagnostics, Inc.(NON)			124,127	1,191,619

Medtronic PLC			59,700	4,444,665

				24,378,763
Health-care providers and services (0.3%)

AAC Holdings, Inc.(NON)(S)			45,317	1,570,687

				1,570,687
Health-care technology (0.1%)

Inovalon Holdings, Inc. Class A(NON)(S)			33,930	856,733

				856,733
Hotels, restaurants, and leisure (3.6%)

Hilton Worldwide Holdings, Inc.(NON)			282,792	8,189,656

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			201,400	4,112,588

Restaurant Brands International, Inc. (Canada)			63,700	2,597,686

Starbucks Corp.			82,300	4,080,434

Wyndham Worldwide Corp.			39,734	3,393,284

				22,373,648
Household durables (1.1%)

Panasonic Corp. (Japan)			218,700	3,135,103

PulteGroup, Inc.			196,900	3,800,170

				6,935,273
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			115,532	2,519,753

				2,519,753
Industrial conglomerates (0.4%)

Siemens AG (Germany)			23,338	2,554,490

				2,554,490
Insurance (1.2%)

American International Group, Inc.			46,500	2,617,485

Hartford Financial Services Group, Inc. (The)			60,400	2,462,508

Prudential PLC (United Kingdom)			89,271	2,227,787

				7,307,780
Internet and catalog retail (4.1%)

Amazon.com, Inc.(NON)			26,200	11,050,636

Expedia, Inc.(S)			12,700	1,196,721

FabFurnish GmbH (acquired 8/2/13, cost $8) (Private) (Brazil)(F)(RES)(NON)			6	5

Global Fashion Holding SA (acquired 8/2/13, cost $394,947) (Private) (Brazil)(F)(RES)(NON)			9,323	217,468

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private) (Brazil)(F)(RES)(NON)			6	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

Priceline Group, Inc. (The)(NON)			9,050	11,202,181

TripAdvisor, Inc.(NON)			20,400	1,641,996

				25,309,014
Internet software and services (10.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			55,113	4,480,136

AOL, Inc.(NON)			60,400	2,409,960

Baidu, Inc. ADR (China)(NON)			16,700	3,344,676

Facebook, Inc. Class A(NON)			232,100	18,282,517

Google, Inc. Class A(NON)			22,249	12,209,584

Google, Inc. Class C(NON)			29,229	15,705,918

GrubHub, Inc.(NON)(S)			22,500	926,325

Pandora Media, Inc.(NON)			100,500	1,792,920

Twitter, Inc.(NON)			30,400	1,184,384

Yahoo!, Inc.(NON)			49,400	2,102,711

				62,439,131
IT Services (2.4%)

Visa, Inc. Class A			225,400	14,887,670

				14,887,670
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.			91,200	3,772,944

Waters Corp.(NON)			17,500	2,190,825

				5,963,769
Machinery (0.5%)

KION Group AG (Germany)			18,151	811,529

Pall Corp.			22,300	2,170,236

				2,981,765
Media (3.6%)

Charter Communications, Inc. Class A(NON)			13,100	2,450,486

DISH Network Corp. Class A(NON)			39,300	2,659,038

Liberty Global PLC Ser. A (United Kingdom)(NON)			31,400	1,637,196

Lions Gate Entertainment Corp.			81,413	2,524,617

Live Nation Entertainment, Inc.(NON)			228,545	5,727,338

Time Warner Cable, Inc.			21,500	3,343,680

Time Warner, Inc.			46,400	3,916,624

				22,258,979
Multiline retail (0.7%)

Dollar General Corp.			59,700	4,340,787

				4,340,787
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			14,500	1,364,450

Cabot Oil & Gas Corp.			88,400	2,989,688

EOG Resources, Inc.			46,900	4,640,755

EP Energy Corp. Class A(NON)(S)			112,600	1,663,102

Gaztransport Et Technigaz SA (France)			19,047	1,139,150

Gulfport Energy Corp.(NON)			64,700	3,166,418

QEP Resources, Inc.			97,800	2,200,500

Suncor Energy, Inc. (Canada)			123,610	4,025,393

Whiting Petroleum Corp.(NON)			38,851	1,472,841

				22,662,297
Personal products (1.4%)

Coty, Inc. Class A(NON)			87,832	2,100,063

Estee Lauder Cos., Inc. (The) Class A			80,800	6,568,232

				8,668,295
Pharmaceuticals (5.4%)

Actavis PLC(NON)			42,900	12,134,694

Bristol-Myers Squibb Co.			99,400	6,334,762

Jazz Pharmaceuticals PLC(NON)			8,300	1,483,210

Mylan NV(NON)			94,499	6,828,498

Perrigo Co. PLC			17,600	3,225,728

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			58,600	3,540,612

				33,547,504
Real estate investment trusts (REITs) (0.7%)

American Tower Corp.			44,800	4,234,944

				4,234,944
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			70,770	2,391,318

				2,391,318
Road and rail (2.2%)

Genesee & Wyoming, Inc. Class A(NON)			17,000	1,580,150

Union Pacific Corp.			115,100	12,227,073

				13,807,223
Semiconductors and semiconductor equipment (3.8%)

Avago Technologies, Ltd.			23,900	2,793,432

Broadcom Corp. Class A			111,200	4,915,596

Canadian Solar, Inc. (Canada)(NON)			66,012	2,336,825

Intel Corp.			80,200	2,610,510

Lam Research Corp.			30,386	2,296,574

Micron Technology, Inc.(NON)			216,421	6,087,923

ON Semiconductor Corp.(NON)			208,700	2,404,224

				23,445,084
Software (5.6%)

Activision Blizzard, Inc.			122,200	2,787,993

Autodesk, Inc.(NON)			30,700	1,744,681

Cadence Design Systems, Inc.(NON)(S)			100,700	1,878,055

Microsoft Corp.			142,200	6,916,608

Mobileye NV (Israel)(NON)(S)			53,951	2,420,242

Oracle Corp.			133,600	5,827,632

Red Hat, Inc.(NON)			49,214	3,703,846

Salesforce.com, Inc.(NON)			98,900	7,201,898

TiVo, Inc.(NON)			294,704	3,256,479

				35,737,434
Specialty retail (2.3%)

Advance Auto Parts, Inc.			13,800	1,973,400

Home Depot, Inc. (The)			51,300	5,488,074

Sally Beauty Holdings, Inc.(NON)			39,300	1,226,553

Tiffany & Co.			18,409	1,610,419

TJX Cos., Inc. (The)			58,400	3,769,136

				14,067,582
Technology hardware, storage, and peripherals (5.6%)

Apple, Inc.			228,830	28,638,075

SanDisk Corp.			47,059	3,150,129

Super Micro Computer, Inc.(NON)			37,200	1,070,244

Western Digital Corp.			25,500	2,492,370

				35,350,818
Textiles, apparel, and luxury goods (1.7%)

Michael Kors Holdings, Ltd.(NON)			54,900	3,396,114

NIKE, Inc. Class B			75,100	7,422,884

				10,818,998
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)			95,981	3,378,532

				3,378,532

Total common stocks (cost $491,292,831)				$606,165,567

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			1,306	$1,306,862

Total convertible preferred stocks (cost $1,306,000)				$1,306,862

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	200,830	$148,413

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	82,533	—

Total warrants (cost $198,779)				$148,413

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Coca-Cola Co. (The) (Call)	Aug-15/$50.00		$398,347	$13,639

Total purchased options outstanding (cost $35,851)				$13,639

SHORT-TERM INVESTMENTS (5.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			14,439,750	$14,439,750

Putnam Short Term Investment Fund 0.07%(AFF)			18,548,369	18,548,369

SSgA Prime Money Market Fund Class N 0.03%(P)			442,000	442,000

Total short-term investments (cost $33,430,119)				$33,430,119

TOTAL INVESTMENTS

Total investments (cost $526,263,580)(b)				$641,064,600

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $15,814,917) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/20/15	$1,892,373	$1,922,551	$30,178
JPMorgan Chase Bank N.A.
	Euro	Sell	6/17/15	3,053,725	3,167,380	113,655
State Street Bank and Trust Co.
	Euro	Sell	6/17/15	1,575,341	1,486,640	(88,701)
	Japanese Yen	Sell	5/20/15	4,506,923	4,454,805	(52,118)
UBS AG
	Euro	Sell	6/17/15	4,801,632	4,783,541	(18,091)

Total						$(15,077)

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $3,984) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Coca-Cola Co. (The) (Call)	Aug-15/$55.00	$398,347	$3,485

Total			$3,485

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	11,628	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$(434)
baskets	47,047	—	4/18/16	(3 month USD-LIBOR-BBA plus 38 bp)	A basket (JPCMPNET) of common stocks	80,505

Total		$—	$80,071

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $624,208,164.
(b)	The aggregate identified cost on a tax basis is $526,300,546, resulting in gross unrealized appreciation and depreciation of $129,251,380 and $14,487,326, respectively, or net unrealized appreciation of $114,764,054.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $217,480, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,372,288	$141,840,103	$133,664,022	$10,382	$18,548,369
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,439,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,013,820.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $146,893 to cover certain derivative contracts and the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $95,811 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $158,910 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$102,751,698	$6,988,324	$217,480
Consumer staples	35,756,431	—	—
Energy	31,715,768	1,139,150	—
Financials	37,296,491	2,227,787	—
Health care	105,395,550	—	—
Industrials	64,548,034	5,815,281	—
Information technology	178,953,873	—	—
Materials	23,575,778	3,885,637	—
Telecommunication services	3,378,532	—	—
Utilities	2,519,753	—	—
Total common stocks	585,891,908	20,056,179	217,480
Convertible preferred stocks	1,306,862	—	—
Purchased options outstanding	—	13,639	—
Warrants	148,413	—	—
Short-term investments	18,990,369	14,439,750	—

Totals by level	$606,337,552	$34,509,568	$217,480

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,077)	$—
Written options outstanding	—	(3,485)	—
Total return swap contracts	—	80,071	—

Totals by level	$—	$61,509	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$143,833	$158,910
Equity contracts	242,557	3,919

Total	$386,390	$162,829

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$140,000
Written equity option contracts (contract amount)		$140,000
Forward currency contracts (contract amount)		$15,700,000
OTC total return swap contracts (notional)		$5,400,000
Warrants (number of warrants)		270,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$ —	$ 80,505	$ —	$ —	$ 80,505
	Forward currency contracts#	30,178	113,655	—	—	143,833
	Purchased options#	—	13,639	—	—	13,639

	Total Assets	$30,178	$207,799	$—	$—	$237,977

	Liabilities:
	OTC Total return swap contracts*#	$ —	$ 434	$ —	$ —	$ 434
	Forward currency contracts#	—	—	140,819	18,091	158,910
	Written options#	—	3,485	—	—	3,485

	Total Liabilities	$—	$3,919	$140,819	$18,091	$162,829

	Total Financial and Derivative Net Assets	$30,178	$203,880	$(140,819)	$(18,091)	$75,148
	Total collateral received (pledged)##†	$30,178	$203,880	$—	$95,811
	Net amount	$—	$—	$(140,819)	$(113,902)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015